Net Finance Costs - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Costs [Abstract]
Net gain (loss) on interest rate derivatives designated as cash flow hedges	£ (8)	£ 63	£ (26)
Hedge reserve reclassified to income statement	£ 3	65	(27)
Gain (loss) related to foreign exchange movements on debt hedges		78	(18)
Offset of foreign exchange gains (loss)on the related debt		£ 78	£ 18